Selected Quarterly Financial Data - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 38,855				$ 38,855
Net loss allocable to Limited Partners	$ (272,002)				$ (272,002)
Weighted average number of limited partnership interests outstanding	269,944.71				269,944.71
Net loss attributable to Limited Partners per weighted average number of limited partnership interest outstanding	$ (1.01)				$ (1.01)